Retirement Benefits (Details 10)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional information relating to significant postretirement plans
Weighted-average health-care cost trend rate assumed for the following year	12.94%	15.18%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018